Income Taxes (Schedule of Components of Income Tax Expense/(Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 10,012	$ 25,234	$ (5,059)
State	879	1,803	(8,258)
Foreign	0	169	62
Deferred:
Federal	114,059	67,109	19,487
State	6,942	12,495	4,706
Foreign	0	0	3
Total	$ 131,892	$ 106,810	$ 10,941